ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
ORDINARY SHARES
ORDINARY SHARES

12.          ORDINARY SHARES

On June 8, 2016, the Company announced that the implementation of a share repurchase program of up to $10 million worth of its outstanding ADS representing its ordinary shares from June 15, 2016 through June 14, 2017. Our board of directors subsequently extended the existing share repurchase program for an additional twelve month period, to June 14, 2018. Pursuant to the share repurchase plan, the Company repurchased 5,410,411 ADSs and 6,762,905  ADSs during the year ended December 31, 2017 and 2018, representing 10,820,822 ordinary shares and 13,525,810 ordinary shares with a total consideration of approximately $23,907 and $27,261.

On December 23, 2019, the Company announced the implementation and the execution of a share repurchase program of up to US$3 million of our ordinary shares in the form of American Depositary Shares through June 28, 2020. Pursuant to the share repurchase plan, the Company repurchased 242,990 ADSs during the year ended December 31, 2019, representing 485,980 ordinary shares with a total consideration of approximately $251.

The shares repurchased by the Company had not been retired or canceled and were accounted for at cost as treasury stock.

In connection with the issuance of ordinary shares, the Group also granted a warrant to the investor to purchase up to 7,455,000 ordinary shares (equivalent to 3,727,500 ADS) at exercise price of $2.75 per ordinary share. The warrant is exercisable starting from September 30, 2016 and was terminated on March 30, 2018 without being exercised. The Group accounts for the warrant under the authoritative guidance in accounting for derivative financial statements indexed to and potentially settled in, a company’s own stock and has determined the warrant should be classified as equity in its consolidated financial statements at fair value at the date of grant. No subsequent charges in fair value were recognized. The Group used the Black-Scholes pricing model to value the warrant and determined the fair value of the warrant at the date of the grant is immaterial.

On December 11, 2019, the Company issued 13,154,284 ordinary shares and 19,091,837 ADSs (representing 38,183,674 ordinary shares) upon the maturity of the convertible promissory notes issued to certain of Ezbuy’s shareholders. In January and March 2020, the Company issued 37,545,158 ordinary shares to the rest of Ezbuy’s sharehoders. See Note 11 for details.